Equity (Schedule Of Shares Of Common Stock And Treasury Stock) (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity Note [Line Items]
Issued shares, balance	1,136,697,235	1,323,197,235	1,323,197,235
Cancellation of treasury stock under resolution of the board of directors for Issued Shares		(186,500,000)
Issued shares, balance	1,136,697,235	1,136,697,235	1,323,197,235
Treasury stock shares, balance	26,650,807	137,822,603	99,431,812
Acquisition of treasury stock under resolution of the board of directors	51,413,227	75,294,000	38,382,300
Acquisition of treasury stock through purchase of less-than-one-unit shares	35,570	37,134	17,631
Resale of treasury stock to holders of less-than-one-unit shares	(1,998)	(2,930)	(9,140)
Cancellation of treasury stock under resolution of the board of directors		(186,500,000)
Treasury stock shares, balance	78,097,606	26,650,807	137,822,603